                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6732

            Van Kampen Advantage Pennsylvania Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05
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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE PENNSYLVANIA MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                 COUPON   MATURITY   VALUE
------   -----------------------------------------   ------   --------   ------------
         MUNICIPAL BONDS 154.2%

         PENNSYLVANIA 151.3%
$1,000   Allegheny Cnty, PA Higher Ed Bldg
         Carnegie Mellon Univ                        5.125%   03/01/32   $  1,047,390
 1,500   Allegheny Cnty, PA Higher Ed Bldg
         Carnegie Mellon Univ                        5.250    03/01/32      1,591,110
   905   Allegheny Cnty, PA Residential Mtg
         Single Family Ser KK-2 (AMT) (GNMA
         Collateralized)                             5.750    05/01/33        943,218
 1,000   Allegheny Cnty, PA San Auth Swr Rev
         (MBIA Insd)                                 5.750    12/01/13      1,118,570
 1,830   Allegheny Cnty, PA San Auth Swr Rev
         (Prerefunded @ 12/01/10) (MBIA Insd)        5.750    12/01/18      2,052,107
 2,000   Allegheny Cnty, PA San Auth Swr Rev
         (Prerefunded @ 12/01/10) (MBIA Insd)        5.500    12/01/24      2,218,540
 2,640   Bensalem Twp, PA Sch Dist (FGIC Insd) (a)   5.000    08/15/18      2,829,922
 1,000   Bethlehem, PA Auth Wtr Gtd (FSA Insd)       5.000    11/15/19      1,078,140
 1,150   Bucks Cnty, PA Wtr & Swr Rev Neshaminy
         Interceptor Ser A (AMBAC Insd) (a)          5.375    06/01/14      1,264,781
 1,215   Bucks Cnty, PA Wtr & Swr Rev Neshaminy
         Interceptor Ser A (AMBAC Insd) (a)          5.375    06/01/15      1,335,832
   785   Carbon Cnty, PA Indl Dev Auth Panther
         Creek Partn Proj Rfdg (AMT) (LOC:
         Paribas & Union Bk of CA Intl)              6.650    05/01/10        852,549
 1,500   Central Dauphin, PA Sch Dist (FSA Insd)     5.000    12/01/19      1,610,100
 5,000   Dauphin Cnty, PA Genl Auth Hosp Rev
         Hapsco Western PA Hosp Proj B Rfdg
         (Escrowed to Maturity) (MBIA Insd)          6.250    07/01/16      5,791,400
 1,000   Delaware Cnty, PA Auth College Neumann
         College Rfdg                                6.000    10/01/31      1,051,710
 1,500   Delaware Vly, PA Regl Fin Auth              5.750    07/01/17      1,717,020
 2,735   Exeter Twp, PA Sch Dist (FGIC Insd)         5.000    05/15/25      2,894,587
 1,100   Harrisburg, PA Auth Res Gtd Sub Ser D-2
         (FSA Insd)                                  5.000    12/01/33      1,183,105
 1,345   Jenkintown, PA Sch Dist Ser A (FGIC Insd)   5.000    05/15/28      1,405,122
 1,360   Lehigh Northampton, PA Arpt Lehigh Vly
         Arpt Sys A Rfdg (AMT) (MBIA Insd) (a)       5.000    01/01/22      1,415,420
   675   Lehigh Northampton, PA Arpt Lehigh Vly
         Arpt Sys A Rfdg (AMT) (MBIA Insd)           5.000    01/01/23        701,453
 1,000   Lycoming Cnty, PA Auth College Rev PA
         College of Technology (AMBAC Insd)          5.350    07/01/26      1,074,060
 2,500   Mercer Cnty, PA Indl Dev Auth Wtr Fac
         Philadelphia Sub Corp (AMT) (MBIA Insd)     6.000    07/01/30      2,747,650
 1,255   Mifflin Cnty, PA Ser A (FGIC Insd)          5.000    09/01/31      1,310,095
 1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono
         Med Ctr                                     6.000    01/01/43      1,071,910
 1,205   Monroeville, PA Muni Auth San Ser B
         (MBIA Insd)                                 5.250    12/01/18      1,323,608
 1,350   Monroeville, PA Muni Auth San Ser B
         (MBIA Insd) (a)                             5.250    12/01/20      1,472,472

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
 1,500   Montgomery Cnty, PA Higher Ed & Hlth
         Auth Hosp Rev Abington Mem Hosp Ser A       5.125    06/01/32      1,532,910
 1,000   Montgomery Cnty, PA Indl Dev Auth Rev
         Res Rec Montenay Proj Ser A (MBIA Insd)     5.250    11/01/14      1,112,360
 1,000   Moon Area Sch Dist PA (FSA Insd)            5.000    11/15/25      1,068,400
 2,385   Pennsylvania Hsg Fin Agy Single Family
         Mtg Ser 66A (AMT)                           5.650    04/01/29      2,482,427
 2,000   Pennsylvania St Higher Ed Fac Auth
         Rev Drexel Univ                             5.500    05/01/17      2,205,320
 1,000   Pennsylvania St Higher Ed Fac Auth
         Rev La Salle Univ                           5.500    05/01/34      1,048,300
 1,335   Pennsylvania St Higher Ed Fac Auth
         Rev Slippery Rock Univ Fndtn Ser A
         (XLCA Insd)                                 5.000    07/01/22      1,420,333
 1,000   Pennsylvania St Higher Ed Fac Auth
         Rev Thomas Jefferson                        5.375    01/01/25      1,074,890
 1,500   Pennsylvania St Higher Ed Fac Auth
         Rev Univ Sciences Philadelphia Ser A
         (XLCA Insd)                                 5.000    11/01/36      1,570,425
 1,500   Pennsylvania St Higher Ed Fac
         Clarion Univ Fndtn Inc Ser A (XLCA Insd)    5.250    07/01/18      1,619,310
 1,500   Pennsylvania St Higher Ed Fac
         Clarion Univ Fndtn Inc Ser A (XLCA Insd)    5.000    07/01/33      1,564,185
 1,000   Pennsylvania St Higher Ed Fac
         Messiah College Ser AA3 (Radian Insd)       5.500    11/01/22      1,080,420
 1,560   Pennsylvania St Higher Ed Fac
         Philadelphia College Osteopathic Med (a)    5.000    12/01/16      1,664,333
 1,850   Pennsylvania St Higher Ed UPMC Hlth
         Sys Ser A                                   6.000    01/15/31      2,039,514
 3,015   Pennsylvania St Tpk Commn Ser T Rfdg
         (FGIC Insd)                                 5.500    12/01/10      3,335,555
 1,970   Pennsylvania St Univ Rfdg                   5.250    03/01/18      2,160,814
 1,500   Philadelphia, PA (FSA Insd)                 5.250    09/15/25      1,599,030
 1,005   Philadelphia, PA Auth Indl Dev Amern
         College of Physicians                       5.500    06/15/27      1,055,702
 2,500   Philadelphia, PA Auth Indl Dev
         Philadelphia Arpt Sys Proj Ser A (AMT)
         (FGIC Insd)                                 5.250    07/01/28      2,581,400
 4,250   Philadelphia, PA Gas Wks Rev 12th Ser B
         (Escrowed to Maturity) (MBIA Insd)          7.000    05/15/20      5,217,555
 5,000   Pittsburgh & Allegheny Cnty, PA
         Pub Aud Regl Asset Dist Sales Tax
         (AMBAC Insd)                                5.000    02/01/24      5,270,300
 1,000   Pittsburgh, PA Pub Pkg Auth Rev Ser B
         (FGIC Insd)                                 5.000    12/01/23      1,063,460
 2,500   Pittsburgh, PA Ser A (AMBAC Insd)           5.500    09/01/17      2,757,825
 2,000   Pittsburgh, PA Ser A (Prerefunded @
         09/01/09) (FGIC Insd)                       5.750    09/01/21      2,188,420
 2,000   Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)   6.500    09/01/13      2,347,080
 3,640   Pittsburgh, PA Wtr & Swr Auth Wtr & Swr
         Sys Rev First Lien (MBIA Insd)              5.000    09/01/33      3,835,978
 1,000   Southcentral, PA Gen Auth Rev Wellspan
         Hlth Oblig (MBIA Insd)                      5.375    05/15/28      1,084,890
   685   State Pub Sch Bldg Auth PA Sch Conneaut
         Sch Dist (FGIC Insd) (a)                    5.250    11/01/18        755,288
 1,220   State Pub Sch Bldg Auth PA Sch Conneaut
         Sch Dist (Prerefunded @ 11/01/13) (FGIC
         Insd) (a)                                   5.250    11/01/18      1,360,934
 1,205   State Pub Sch Bldg Auth PA Sch
         Tuscarora Sch Dist Proj (FSA Insd) (a)      5.250    04/01/20      1,318,595
 1,270   State Pub Sch Bldg Auth PA Sch
         Tuscarora Sch Dist Proj (FSA Insd) (a)      5.250    04/01/21      1,387,958
 1,500   Susquehanna Area Regl Arpt Auth PA
         Arpt Ser D                                  5.375    01/01/18      1,531,665
 1,850   Trinity Area Sch Dist PA (FGIC Insd)        5.250    11/01/20      2,035,703

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
 1,285   Unity Twp, PA Muni Auth Swr Rev (FSA
         Insd)                                       5.000    12/01/24      1,368,268
 1,500   West Shore, PA Area Hosp Auth Holy
         Spirit Hosp Proj (b)                        6.250    01/01/32      1,627,965
 1,000   Wilson, PA Sch Dist (FGIC Insd) (c)         5.000    05/15/19      1,079,900
                                                                         ------------
                                                                          111,549,283
                                                                         ------------

         PUERTO RICO 1.4%
 1,000   Puerto Rico Comwlth Infrastructure Fin
         Auth Spl Ser B                              5.000    07/01/41      1,044,270
                                                                         ------------

         U. S. VIRGIN ISLANDS 1.5%
 1,000   Virgin Islands Pub Fin Auth Rev Gross
         Rcpt Taxes Ln Nt Ser A (ACA Insd)           6.125    10/01/29      1,116,410
                                                                         ------------

TOTAL LONG-TERM INVESTMENTS 154.2%
   (Cost $106,179,487)                                                    113,709,963

SHORT-TERM INVESTMENT 0.3%
   (Cost $200,000)                                                            200,000
                                                                         ------------

TOTAL INVESTMENTS 154.5%
   (Cost $106,379,487)                                                    113,909,963

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                 (125,627)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (54.3%)                (40,044,152)
                                                                         ------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                            $ 73,740,184
                                                                         ============

           Percentages are calculated as a percentage of net assets applicable to common shares.

(a)        The Trust owns 100% of the bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c)        Securities purchased on a when-issued or delayed delivery basis.

ACA    - American Capital Access
AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Co.
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
LOC    - Letter of Credit
MBIA   - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA   - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                       UNREALIZED
SHORT CONTRACTS:                           CONTRACTS   APPRECIATION/DEPRECIATION
----------------                           ---------   -------------------------
   U.S. Treasury Notes 10-Year Futures
   September 05 (Current Notional
   Value $110,984 per contract)                70               $55,501

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Pennsylvania Municipal Income Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005